Related Party Transactions	6 Months Ended	12 Months Ended
	Jan. 31, 2016	Jul. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

At July 31, 2015, the Company had loans outstanding with each of its three executive officers, all of whom are directors, in the total amount of $130,000. In December 2014, the agreements were amended to extend the maturity date to April 30, 2016 and increase the annual interest rate to 14.5%, which includes a penalty rate of 8.5% due to non-payment of the required repayment amounts. The loans were unsecured. During the six months ended January 31, 2016, the Company fully repaid the loans and interest payable.

During the six months ended January 31, 2016, the Company received loans from each of its three executive officers, all of whom are directors, totaling $151,191. The loans bore interest at 6% per annum until January 31, 2016. During the six months ended January 31, 2016, the Company fully repaid the loans and interest payable.

4.	Related Party Transactions

At July 31, 2015, Opiant had loans outstanding with its three directors (two of which are officers), in the total amount of $130,000 (July 31, 2014 - $350,000). During the year ended July 31, 2015, $220,000 of the principal amount was repaid. In December 2014, the agreements were amended to extend the maturity date to April 30, 2016 and increase the annual interest rate to 14.5%, which includes a penalty rate of 8.5% due to non-payment of the required repayment amounts.  The loans are unsecured.